Distribution Date:	10/18/21	CSAIL 2016-C6 Commercial Mortgage Trust
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue,4th Floor | New York, NY 10010
		Master Servicer	KeyBank National Association
Additional Information	5
			Andy Lindenman	(913) 317-4372
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Torchlight Loan Services, LLC
Current Mortgage Loan and Property Stratification	8-12		William A. Clarkson	(212) 808-3640	wclarkson@torchlightinvestors.com
Mortgage Loan Detail (Part 1)	13-14		280 Park Avenue,11th Floor | New York, NY 10017
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12636MAA6	1.493000%	17,021,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12636MAB4	2.661900%	67,689,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12636MAC2	2.956200%	92,701,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12636MAD0	2.823300%	128,500,000.00	90,205,706.51	0.00	212,231.48	0.00	0.00	212,231.48	90,205,706.51	42.02%	30.00%
A-5	12636MAE8	3.089800%	198,130,000.00	198,130,000.00	0.00	510,151.73	0.00	0.00	510,151.73	198,130,000.00	42.02%	30.00%
A-SB	12636MAF5	2.959900%	33,186,000.00	29,907,389.57	591,158.71	73,769.07	0.00	0.00	664,927.78	29,316,230.86	42.02%	30.00%
A-S	12636MAJ7	3.346400%	57,560,000.00	57,560,000.00	0.00	160,515.65	0.00	0.00	160,515.65	57,560,000.00	31.52%	22.50%
B	12636MAK4	3.923900%	34,536,000.00	34,536,000.00	0.00	112,929.84	0.00	0.00	112,929.84	34,536,000.00	25.21%	18.00%
C	12636MAL2	4.921509%	33,577,000.00	33,577,000.00	0.00	137,707.91	0.00	0.00	137,707.91	33,577,000.00	19.08%	13.63%
D	12636MAV0	4.921509%	42,210,000.00	42,210,000.00	0.00	173,114.06	0.00	0.00	173,114.06	42,210,000.00	11.38%	8.13%
E	12636MAX6	3.921509%	20,146,000.00	20,146,000.00	0.00	65,835.59	0.00	0.00	65,835.59	20,146,000.00	7.70%	5.50%
F	12636MAZ1	3.921509%	8,634,000.00	8,634,000.00	0.00	28,215.25	0.00	0.00	28,215.25	8,634,000.00	6.13%	4.38%
NR*	12636MBB3	3.921509%	33,577,461.00	33,572,754.81	0.00	118,104.42	0.00	0.00	118,104.42	33,572,754.81	0.00%	0.00%
Z	12636MBF4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12636MBD9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			767,467,461.00	548,478,850.89	591,158.71	1,592,575.00	0.00	0.00	2,183,733.71	547,887,692.18

Notional Certificates
X-A	12636MAG3	1.866713%	594,787,000.00	375,803,096.08	0.00	584,597.20	0.00	0.00	584,597.20	375,211,937.37
X-B	12636MAH1	0.997609%	34,536,000.00	34,536,000.00	0.00	28,711.17	0.00	0.00	28,711.17	34,536,000.00
X-D	12636MAM0	0.000000%	42,210,000.00	42,210,000.00	0.00	0.00	0.00	0.00	0.00	42,210,000.00
X-E	12636MAP3	1.000000%	20,146,000.00	20,146,000.00	0.00	16,788.33	0.00	0.00	16,788.33	20,146,000.00
X-F	12636MAR9	1.000000%	8,634,000.00	8,634,000.00	0.00	7,195.00	0.00	0.00	7,195.00	8,634,000.00
X-NR	12636MAT5	1.000000%	33,577,461.00	33,572,754.81	0.00	27,977.30	0.00	0.00	27,977.30	33,572,754.81
Notional SubTotal			733,890,461.00	514,901,850.89	0.00	665,269.00	0.00	0.00	665,269.00	514,310,692.18

Deal Distribution Total					591,158.71	2,257,844.00	0.00	0.00	2,849,002.71

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12636MAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12636MAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12636MAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12636MAD0	701.98993393	0.00000000	1.65160685	0.00000000	0.00000000	0.00000000	0.00000000	1.65160685	701.98993393
A-5	12636MAE8	1,000.00000000	0.00000000	2.57483334	0.00000000	0.00000000	0.00000000	0.00000000	2.57483334	1,000.00000000
A-SB	12636MAF5	901.20501326	17.81349696	2.22289731	0.00000000	0.00000000	0.00000000	0.00000000	20.03639426	883.39151630
A-S	12636MAJ7	1,000.00000000	0.00000000	2.78866661	0.00000000	0.00000000	0.00000000	0.00000000	2.78866661	1,000.00000000
B	12636MAK4	1,000.00000000	0.00000000	3.26991661	0.00000000	0.00000000	0.00000000	0.00000000	3.26991661	1,000.00000000
C	12636MAL2	1,000.00000000	0.00000000	4.10125711	0.00000000	0.00000000	0.00000000	0.00000000	4.10125711	1,000.00000000
D	12636MAV0	1,000.00000000	0.00000000	4.10125705	0.00000000	0.00000000	0.00000000	0.00000000	4.10125705	1,000.00000000
E	12636MAX6	1,000.00000000	0.00000000	3.26792366	0.00000000	0.00000000	0.00000000	0.00000000	3.26792366	1,000.00000000
F	12636MAZ1	1,000.00000000	0.00000000	3.26792333	0.00000000	0.00000000	0.00000000	0.00000000	3.26792333	1,000.00000000
NR	12636MBB3	999.85984080	0.00000000	3.51737197	(0.24990633)	3.74913130	0.00000000	0.00000000	3.51737197	999.85984080
Z	12636MBF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12636MBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12636MAG3	631.82802597	0.00000000	0.98286815	0.00000000	0.00000000	0.00000000	0.00000000	0.98286815	630.83412612
X-B	12636MAH1	1,000.00000000	0.00000000	0.83134034	0.00000000	0.00000000	0.00000000	0.00000000	0.83134034	1,000.00000000
X-D	12636MAM0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-E	12636MAP3	1,000.00000000	0.00000000	0.83333317	0.00000000	0.00000000	0.00000000	0.00000000	0.83333317	1,000.00000000
X-F	12636MAR9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-NR	12636MAT5	999.85984080	0.00000000	0.83321666	0.00000000	0.00000000	0.00000000	0.00000000	0.83321666	999.85984080

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	212,231.48	0.00	212,231.48	0.00	0.00	0.00	212,231.48	0.00
A-5	09/01/21 - 09/30/21	30	0.00	510,151.73	0.00	510,151.73	0.00	0.00	0.00	510,151.73	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	73,769.07	0.00	73,769.07	0.00	0.00	0.00	73,769.07	0.00
X-A	09/01/21 - 09/30/21	30	0.00	584,597.20	0.00	584,597.20	0.00	0.00	0.00	584,597.20	0.00
X-B	09/01/21 - 09/30/21	30	0.00	28,711.17	0.00	28,711.17	0.00	0.00	0.00	28,711.17	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	09/01/21 - 09/30/21	30	0.00	16,788.33	0.00	16,788.33	0.00	0.00	0.00	16,788.33	0.00
X-F	09/01/21 - 09/30/21	30	0.00	7,195.00	0.00	7,195.00	0.00	0.00	0.00	7,195.00	0.00
X-NR	09/01/21 - 09/30/21	30	0.00	27,977.30	0.00	27,977.30	0.00	0.00	0.00	27,977.30	0.00
A-S	09/01/21 - 09/30/21	30	0.00	160,515.65	0.00	160,515.65	0.00	0.00	0.00	160,515.65	0.00
B	09/01/21 - 09/30/21	30	0.00	112,929.84	0.00	112,929.84	0.00	0.00	0.00	112,929.84	0.00
C	09/01/21 - 09/30/21	30	0.00	137,707.91	0.00	137,707.91	0.00	0.00	0.00	137,707.91	0.00
D	09/01/21 - 09/30/21	30	0.00	173,114.06	0.00	173,114.06	0.00	0.00	0.00	173,114.06	0.00
E	09/01/21 - 09/30/21	30	0.00	65,835.59	0.00	65,835.59	0.00	0.00	0.00	65,835.59	0.00
F	09/01/21 - 09/30/21	30	0.00	28,215.25	0.00	28,215.25	0.00	0.00	0.00	28,215.25	0.00
NR	09/01/21 - 09/30/21	30	133,840.15	109,713.20	0.00	109,713.20	(8,391.22)	0.00	0.00	118,104.42	125,886.31
Totals			133,840.15	2,249,452.78	0.00	2,249,452.78	(8,391.22)	0.00	0.00	2,257,844.00	125,886.31

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	2,849,002.71
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,259,033.91	Master Servicing Fee	3,718.15
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,610.82
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	228.53
ARD Interest	0.00	Operating Advisor Fee	1,726.49
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	297.09
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,259,033.91	Total Fees	9,581.08

Principal		Expenses/Reimbursements
Scheduled Principal	591,158.71	Reimbursement for Interest on Advances	6.91
Unscheduled Principal Collections		ASER Amount	(11,435.17)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,037.04
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	591,158.71	Total Expenses/Reimbursements	(8,391.22)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,257,844.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	591,158.71
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,849,002.71
Total Funds Collected	2,850,192.62	Total Funds Distributed	2,850,192.57

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	548,478,850.89	548,478,850.89	Beginning Certificate Balance	548,478,850.89
(-) Scheduled Principal Collections	591,158.71	591,158.71	(-) Principal Distributions	591,158.71
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	547,887,692.18	547,887,692.18	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	548,478,849.77	548,478,849.77	Ending Certificate Balance	547,887,692.18
Ending Actual Collateral Balance	547,898,403.11	547,898,403.11

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.92%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	26,046,171.33	4.75%	50	4.8394	NAP	Defeased	4	26,046,171.33	4.75%	50	4.8394	NAP
	4,999,999 or less	14	50,978,213.68	9.30%	48	4.9999	1.784854	1.2499 or less	12	132,265,094.38	24.14%	51	5.0542	0.740183
5,000,000 to 9,999,999		16	108,335,843.03	19.77%	52	5.0276	1.207104	1.2500 to 1.4999	8	51,104,226.20	9.33%	48	5.0954	1.361348
10,000,000 to 19,999,999		3	46,738,057.26	8.53%	51	5.0233	0.671149	1.5000 to 1.7499	10	111,536,761.80	20.36%	54	4.4676	1.660626
20,000,000 to 24,999,999		2	47,848,646.45	8.73%	52	4.9847	1.134821	1.7500 to 1.9999	2	34,921,754.34	6.37%	53	5.2107	1.761040
25,000,000 to 49,999,999		3	114,274,093.43	20.86%	52	5.1595	1.999867	2.0000 to 2.2499	3	86,593,549.00	15.80%	52	5.1384	2.089043
	50,000,000 or greater	2	153,666,667.00	28.05%	54	4.6812	2.034035	2.2500 to 2.7499	2	92,215,656.81	16.83%	54	5.0360	2.296222
	Totals	44	547,887,692.18	100.00%	52	4.9424	1.618070	2.7500 to 3.9999	3	13,204,478.32	2.41%	52	4.7933	3.157242
								4.0000 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	547,887,692.18	100.00%	52	4.9424	1.618070
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	26,046,171.33	4.75%	50	4.8394	NAP
							Defeased	6	26,046,171.33	4.75%	50	4.8394	NAP
Arizona	1	3,129,283.02	0.57%	50	4.9800	1.290000
							Lodging	4	40,108,266.95	7.32%	52	5.2451	(0.085536)
Arkansas	1	7,841,182.27	1.43%	52	5.1000	(0.580000)
							Mobile Home Park	2	4,083,305.99	0.75%	52	5.1944	1.687069
California	3	44,717,556.21	8.16%	51	5.0562	0.798037
							Multi-Family	14	101,125,927.44	18.46%	52	5.0375	1.429338
Colorado	2	17,718,562.65	3.23%	53	4.7942	1.487128
							Office	15	232,388,380.64	42.42%	53	5.0545	2.060109
Florida	4	19,604,097.37	3.58%	53	5.0693	1.564981
							Retail	13	144,135,639.83	26.31%	52	4.6221	1.538681
Georgia	2	9,510,054.56	1.74%	33	4.7640	2.291659
							Totals	54	547,887,692.18	100.00%	52	4.9424	1.618070
Idaho	1	2,763,289.29	0.50%	51	5.1200	1.700000
Indiana	1	7,115,022.03	1.30%	53	4.8600	1.240000
Massachusetts	2	91,895,576.96	16.77%	54	5.0580	2.252176
Michigan	2	22,405,168.34	4.09%	53	5.5091	0.773947
Mississippi	5	5,642,765.86	1.03%	49	4.8320	1.530000
New Jersey	6	112,487,817.44	20.53%	53	4.5768	1.842570
New Mexico	2	32,608,565.16	5.95%	53	5.1696	1.755952
New York	1	24,002,125.70	4.38%	52	4.9000	1.080000
North Carolina	1	3,633,205.88	0.66%	54	5.6300	1.770000
Ohio	3	16,417,747.46	3.00%	51	4.7082	1.420396
Pennsylvania	3	17,776,416.77	3.24%	51	4.8362	1.823813
Rhode Island	1	4,591,592.68	0.84%	50	4.7750	1.560000
Tennessee	1	5,295,430.35	0.97%	47	5.1500	0.670000
Texas	5	35,521,666.32	6.48%	51	5.0413	1.272620
Virginia	1	37,164,394.53	6.78%	53	5.2000	2.140000
Totals	54	547,887,692.18	100.00%	52	4.9424	1.618070

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	26,046,171.33	4.75%	50	4.8394	NAP	Defeased	4	26,046,171.33	4.75%	50	4.8394	NAP
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	1	66,666,667.00	12.17%	55	4.2000	1.700000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	1	5,110,943.13	0.93%	51	4.4600	1.320000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	16,941,682.76	3.09%	53	4.5920	2.115650	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	15	107,351,445.95	19.59%	49	4.8572	1.451250	49 months or greater	40	521,841,520.85	95.25%	52	4.9475	1.626021
	5.0000% or greater	20	325,770,782.01	59.46%	53	5.1563	1.647813	Totals	44	547,887,692.18	100.00%	52	4.9424	1.618070
	Totals	44	547,887,692.18	100.00%	52	4.9424	1.618070
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	26,046,171.33	4.75%	50	4.8394	NAP	Defeased	4	26,046,171.33	4.75%	50	4.8394	NAP
	60 months or less	40	521,841,520.85	95.25%	52	4.9475	1.626021	Interest Only	4	161,359,167.00	29.45%	54	4.6843	2.086463
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	36	360,482,353.85	65.79%	51	5.0653	1.419919
	Totals	44	547,887,692.18	100.00%	52	4.9424	1.618070	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	547,887,692.18	100.00%	52	4.9424	1.618070
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	26,046,171.33	4.75%	50	4.8394	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	443,913,653.00	81.02%	52	5.0557	1.624773
	13 months to 24 months	2	71,309,051.25	13.02%	55	4.2423	1.686329
	25 months or greater	1	6,618,816.60	1.21%	55	5.2900	1.060000
	Totals	44	547,887,692.18	100.00%	52	4.9424	1.618070
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	10104956	OF	Marlborough	MA	Actual/360	5.050%	366,125.00	0.00	0.00	04/06/26	04/06/31	--	87,000,000.00	87,000,000.00	10/06/21
3	10105173	RT	Lawrenceville	NJ	Actual/360	4.200%	233,333.33	0.00	0.00	N/A	05/01/26	--	66,666,667.00	66,666,667.00	09/01/21
4	10106162	OF	Mount Laurel	NJ	Actual/360	5.125%	195,985.30	68,090.88	0.00	N/A	01/06/26	--	45,889,241.32	45,821,150.44	10/06/21
6	10104531	OF	Chantilly	VA	Actual/360	5.200%	161,238.13	44,403.89	0.00	N/A	03/06/26	--	37,208,798.42	37,164,394.53	10/06/21
7	10106163	MF	Albuquerque	NM	Actual/360	5.162%	134,789.25	45,643.46	0.00	N/A	03/06/26	--	31,334,191.92	31,288,548.46	10/06/21
8	10106164	RT	Rochester	NY	Actual/360	4.900%	98,149.69	34,531.99	0.00	N/A	02/06/26	--	24,036,657.69	24,002,125.70	10/06/21
9	10106165	OF	Santa Monica	CA	Actual/360	5.070%	100,884.29	31,416.58	0.00	N/A	01/06/26	--	23,877,937.33	23,846,520.75	10/06/21
12	10103407	LO	Santa Monica	CA	Actual/360	5.060%	75,890.61	27,329.66	0.00	N/A	01/06/26	--	17,998,365.12	17,971,035.46	10/06/21
14	10103021	MF	Fort Worth	TX	Actual/360	4.810%	60,464.29	19,639.38	0.00	N/A	12/06/25	--	15,084,645.26	15,065,005.88	10/06/21
15	10104082	MF	Detroit	MI	Actual/360	5.210%	59,588.88	22,870.44	0.00	N/A	02/06/26	--	13,724,886.36	13,702,015.92	10/06/21
16	10106167	MF	Austin	TX	Actual/360	4.837%	52,080.48	19,051.58	0.00	N/A	11/06/25	--	12,920,523.40	12,901,471.82	10/06/21
18	10105584	OF	Centennial	CO	Actual/360	4.530%	32,327.18	22,311.41	0.00	N/A	05/06/26	--	8,563,490.14	8,541,178.73	10/06/21
19	10104831	LO	Ann Arbor	MI	Actual/360	5.980%	43,466.56	19,233.68	0.00	N/A	04/06/26	--	8,722,386.10	8,703,152.42	10/06/21
20	10106168	MF	San Antonio	TX	Actual/360	5.560%	40,578.62	13,719.50	0.00	N/A	03/06/26	--	8,757,975.25	8,744,255.75	10/06/21
21	10106169	OF	Greenwood Village	CO	Actual/360	5.040%	38,595.81	12,095.47	0.00	N/A	02/05/26	--	9,189,479.39	9,177,383.92	10/05/21
22	10106170	LO	Little Rock	AR	Actual/360	5.100%	33,381.60	13,312.08	0.00	N/A	02/05/26	--	7,854,494.35	7,841,182.27	10/05/21
23	10106171	RT	Pittsburgh	PA	Actual/360	4.850%	32,050.33	11,602.98	0.00	N/A	12/06/25	--	7,929,978.69	7,918,375.71	10/06/21
24	10104010	MF	Jacksonville	FL	Actual/360	4.990%	30,292.39	10,995.83	0.00	N/A	02/06/26	--	7,284,743.18	7,273,747.35	10/06/21
25	10104376	MF	Danville	IN	Actual/360	4.860%	28,857.30	10,236.76	0.00	N/A	03/06/26	--	7,125,258.79	7,115,022.03	10/06/21
26	10106172	RT	Tampa	FL	Actual/360	5.290%	29,225.17	10,712.06	0.00	N/A	05/05/26	--	6,629,528.66	6,618,816.60	09/05/21
27	10103116	LO	Bonita Springs	FL	Actual/360	4.900%	22,878.06	9,894.31	0.00	N/A	12/06/25	--	5,602,791.11	5,592,896.80	10/06/21
28	10106173	MF	Various	MS	Actual/360	4.832%	22,759.77	9,494.56	0.00	N/A	11/06/25	--	5,652,260.42	5,642,765.86	10/06/21
29	10103455	OF	Beachwood	OH	Actual/360	4.840%	23,239.18	8,913.06	0.00	N/A	02/05/26	--	5,761,781.36	5,752,868.30	10/05/21
30	10103274	MF	North Ridgeville	OH	Actual/360	4.800%	22,250.56	8,704.70	0.00	N/A	01/06/26	--	5,562,640.73	5,553,936.03	10/06/21
31	10100762	MF	Kingsport	TN	Actual/360	5.150%	22,765.61	9,176.92	0.00	N/A	09/01/25	--	5,304,607.27	5,295,430.35	10/01/21
32	10106174	RT	Palmer Township	PA	Actual/360	4.803%	20,912.75	9,265.94	0.00	N/A	02/06/26	--	5,224,922.75	5,215,656.81	10/06/21
33	10106175	OF	Winter Garden	FL	Actual/360	4.860%	22,351.90	7,008.27	0.00	N/A	03/05/26	--	5,518,986.59	5,511,978.32	10/05/21
34	10103087	MF	Columbus	OH	Actual/360	4.460%	19,025.24	7,955.42	0.00	N/A	01/05/26	--	5,118,898.55	5,110,943.13	10/05/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
35	10106176	RT	Taunton	MA	Actual/360	5.200%	21,249.39	8,128.04	0.00	N/A	03/06/26	--	4,903,705.00	4,895,576.96	10/06/21
36	10103167	RT	Atlanta	GA	Actual/360	4.890%	19,255.74	7,780.33	0.00	N/A	01/05/23	--	4,725,334.89	4,717,554.56	10/05/21
37	10106177	RT	Pittsburgh	PA	Actual/360	4.850%	18,790.46	6,802.59	0.00	N/A	12/06/25	--	4,649,186.84	4,642,384.25	10/06/21
38	10106184	RT	Houston	TX	Actual/360	5.030%	18,729.50	7,233.75	0.00	N/A	12/06/25	--	4,468,271.57	4,461,037.82	10/06/21
39	10106186	RT	Providence	RI	Actual/360	4.775%	18,297.83	6,813.62	0.00	N/A	12/06/25	--	4,598,406.30	4,591,592.68	10/06/21
40	10106178	OF	Savannah	GA	Actual/360	4.640%	18,531.00	0.00	0.00	N/A	01/05/26	--	4,792,500.00	4,792,500.00	10/05/21
41	10102098	MF	Newport News	VA	Actual/360	4.520%	14,380.42	5,934.55	0.00	N/A	11/01/25	--	3,817,811.49	3,811,876.94	10/01/21
42	10106185	RT	Houston	TX	Actual/360	5.130%	15,600.32	6,190.24	0.00	N/A	01/06/26	--	3,649,553.08	3,643,362.84	10/06/21
43	10106179	MF	Houston	TX	Actual/360	4.675%	14,081.91	6,603.54	0.00	N/A	12/06/25	--	3,614,607.57	3,608,004.03	10/06/21
44	10106180	RT	Sneads Ferry	NC	Actual/360	5.630%	17,072.10	5,606.80	0.00	N/A	04/05/26	--	3,638,812.68	3,633,205.88	10/05/21
45	10106181	RT	Fort Mohave	AZ	Actual/360	4.980%	13,009.22	5,468.98	0.00	N/A	12/06/25	--	3,134,752.00	3,129,283.02	10/06/21
46	10103134	MH	Boise	ID	Actual/360	5.120%	11,807.57	4,109.68	0.00	N/A	01/06/26	--	2,767,398.97	2,763,289.29	10/06/21
47	10106182	OF	Santa Barbara	CA	Actual/360	4.920%	11,890.00	0.00	0.00	N/A	12/06/25	--	2,900,000.00	2,900,000.00	10/06/21
48	10103281	OF	Orlando	FL	Actual/360	5.410%	8,509.93	7,194.79	0.00	N/A	01/05/26	--	1,887,600.44	1,880,405.65	10/05/21
49	10106183	MF	Virginia Beach	VA	Actual/360	4.914%	8,444.14	2,984.79	0.00	N/A	12/06/25	--	2,062,060.01	2,059,075.22	10/06/21
50	10104879	MH	Roswell	NM	Actual/360	5.350%	5,897.10	2,696.20	0.00	N/A	04/06/26	--	1,322,712.90	1,320,016.70	10/06/21
Totals							2,259,033.91	591,158.71	0.00				548,478,850.89	547,887,692.18
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	9,202,471.66	5,130,826.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	7,316,291.00	01/01/20	06/30/20	--	0.00	0.00	232,752.77	232,752.77	0.00	0.00
4	7,049,699.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,997,265.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,725,069.37	3,836,841.76	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,079,732.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,903,316.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	36,213.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	819,249.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,329,791.53	1,377,695.68	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,059,929.33	1,196,619.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(195,477.04)	91,740.38	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	729,075.97	466,170.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	925,391.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	(205,515.15)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	905,986.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	600,565.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	419,048.78	01/01/19	09/30/19	10/12/21	0.00	0.00	39,909.61	39,909.61	0.00	0.00
27	361,992.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	641,312.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	515,293.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	538,884.32	324,557.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	335,631.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	936,491.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	981,563.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	440,191.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	452,639.82	294,080.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	493,382.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	08/11/20	1,392,905.63	(11,435.17)	0.00	0.00	0.00	0.00
38	135,873.39	195,710.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	430,344.96	256,954.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	578,911.19	379,731.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	414,479.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	582,261.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	354,955.20	262,079.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	311,242.17	153,165.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	328,655.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	385,171.87	238,810.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	253,563.14	280,094.66	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	175,045.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	45,610,654.26	22,220,419.33				1,392,905.63	(11,435.17)	272,662.38	272,662.38	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.942352%	4.921392%	52
09/17/21	0	0.00	0	0.00	1	6,629,528.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.942471%	4.921509%	53
08/17/21	1	4,655,337.39	0	0.00	1	6,639,222.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.942577%	4.921612%	54
07/16/21	0	0.00	0	0.00	2	11,310,334.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.942682%	4.921715%	55
06/17/21	0	0.00	1	4,668,188.15	1	6,659,452.30	1	0.00	0	0.00	0	0.00	0	0.00	1	19,000,000.00	4.942799%	4.921829%	56
05/17/21	0	0.00	0	0.00	2	11,343,270.01	1	19,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.956481%	4.935596%	55
04/16/21	0	0.00	0	0.00	2	11,360,436.05	1	19,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.972490%	4.951667%	55
03/17/21	0	0.00	0	0.00	3	78,042,588.68	1	19,000,000.00	0	0.00	0	0.00	1	1,000,000.00	0	0.00	4.972582%	4.951756%	56
02/18/21	0	0.00	0	0.00	3	78,062,836.73	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.973328%	4.952504%	57
01/15/21	0	0.00	0	0.00	3	78,078,165.55	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.973404%	4.952578%	58
12/17/20	0	0.00	1	6,720,027.94	2	71,373,399.16	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.973479%	4.952651%	59
11/18/20	0	0.00	2	73,396,962.78	1	4,713,275.72	1	20,000,000.00	0	0.00	1	20,000,000.00	0	0.00	2	28,561,769.49	4.973567%	4.952737%	60
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	10105173	09/01/21	0	B	232,752.77	232,752.77	0.00	66,666,667.00	11/10/20	9
26	10106172	09/05/21	0	B	39,909.61	39,909.61	0.00	6,629,528.66	05/12/20	9
Totals					272,662.38	272,662.38	0.00	73,296,195.66
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		4,717,555	4,717,555	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		5,295,430	5,295,430	0		0
49 - 60 Months		450,874,707	450,874,707	0		0
> 60 Months		87,000,000	87,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	547,887,692	547,887,692	0	0	0	0
Sep-21	548,478,851	541,849,322	0	0	6,629,529	0
Aug-21	549,012,976	537,718,416	4,655,337	0	6,639,222	0
Jul-21	549,544,772	538,234,438	0	0	11,310,335	0
Jun-21	550,128,935	538,801,295	0	4,668,188	6,659,452	0
May-21	569,655,864	558,312,594	0	0	11,343,270	0
Apr-21	585,097,722	573,737,286	0	0	11,360,436	0
Mar-21	585,639,957	507,597,368	0	0	78,042,589	0
Feb-21	587,289,477	509,226,640	0	0	78,062,837	0
Jan-21	587,784,725	509,706,560	0	0	78,078,166	0
Dec-20	588,274,874	510,181,447	0	6,720,028	71,373,399	0
Nov-20	588,794,990	510,684,752	0	73,396,963	4,713,276	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	10105173	66,666,667.00	66,666,667.00	168,000,000.00	02/11/21	6,995,689.00	1.70000	06/30/20	05/01/26	I/O
26	10106172	6,618,816.60	6,629,528.66	9,900,000.00	08/13/21	379,292.03	1.06000	09/30/19	05/05/26	294
Totals		73,285,483.60	73,296,195.66	177,900,000.00		7,374,981.03

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	10105173	RT	NJ	11/10/20	9
"	10/12/2021

COVID Relief - 10/04/21: Loan transferred to Special Servicing on 11/12/20 for payment default after missing the 9/01/20 payment. Quaker Bridge Mall loan is secured by a first mortgage lien on 357,221 SF of an approximately

1.1MM SF su per-regional mall located in Lawrenceville, NJ. The Whole Loan is a $180,000,000 loan split between two pari passu A notes ($83,333,333 A1 Note, and a $66,666,667 A2 Note) and two subordinate B Notes ($16,666,667 B1 Note, and a $13,333,333 B2 Note) which are paripassu. Borrower requested payment deferral, but ultimately the Loans were reinstated on 8/11/21 and are now pending transfer back to Master Servicing.
"

26	10106172	RT	FL	05/12/20	9
"	10/12/2021

COVID related transfer. Pebble Creek Crossing is a 44,923 SF retail center that was built in 1990 and last renovated in 2008. The property is located at 19651 Bruce B. Downs Blvd, Tampa, FL. Prior to COVID-19, the property was performi ng at a 1.09xDSCR. The property is 95.5% occupied with 23 tenants. 15 of the 23 tenants did not make their April rent payments. Borrower submitted a relief request due to the impact of COVID-19 and was transferred to special servicing effective 5/12/20. Lender has accelerated the Loan and will be enforcing remedies while dual-tracking discussions with the Borrower. Foreclosure complaint was filed on 1/19/2021. Borrower decided to bring the loan current and reinstatement closed effective 8/24/2021. Spe cial servicer is in the process of reinstating the loan back with the master servicer.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	10099956	19,014,436.63	4.01600%	19,014,436.63 4.01600%		9	08/27/20	07/06/20	09/11/20
11	10104701	20,000,000.00	5.35000%	20,000,000.00 5.35000%		10	10/06/20	10/06/20	10/06/20
Totals		39,014,436.63		39,014,436.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	10099956 11/18/20	18,957,271.46	0.00	19,022,780.03	70,214.97	19,022,780.03	18,952,565.06	4,706.40	0.00	0.00	4,706.40	0.02%
11	10104701 06/17/21	19,000,000.00	23,000,000.00	19,122,702.70	122,702.70	19,122,702.70	19,000,000.00	0.00	0.00	0.00	0.00	0.00%
13	10106166 05/17/21	14,862,385.62	23,250,000.00	403,116.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		52,819,657.08	46,250,000.00	38,548,599.04	192,917.67	38,145,482.73	37,952,565.06	4,706.40	0.00	0.00	4,706.40

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/18/21	0.00	(15.90)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(16.51)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(16.45)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(15.74)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(16.40)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(15.75)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(16.36)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(15.66)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(15.60)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(15.55)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(15.50)	0.00	0.00	0.00	0.00	0.00	0.00
10	10099956	11/18/20	0.00	0.00	4,706.40	0.00	0.00	4,706.40	0.00	0.00	4,706.40
11	10104701	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	10106166	05/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(15.90)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(175.42)	4,706.40	0.00	0.00	4,706.40	0.00	0.00	4,706.40

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	(462.96)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6.91	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	(11,435.17)	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,037.04	0.00	0.00	(11,435.17)	0.00	0.00	6.91	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(8,391.22)

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27